TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2014	2013
Deferred tax assets:

Net operating loss carry forward	$5,099	$3,101
Temporary differences	927	942

Deferred tax assets before valuation allowance	6,026	4,043
Valuation allowance	(6,026)	(4,043)

Net deferred tax asset	$-	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Loss before taxes on income consists of the following:
	Year ended December 31,
	2014	2013

Domestic	$3,598	$4,340
Foreign	9,279	9,591

	$12,877	$13,931